UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-392-2626

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS


THE SCHEDULE OF INVESTMENTS FOR THE PERIOD ENDED JULY 31, 2007 IS FILED
HEREWITH.

THE ADVISORS' INNER CIRCLE FUND II                ABERDEEN EMERGING MARKETS FUND
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 79.5%

                                                     SHARES        VALUE
                                                    ---------   ------------
BRAZIL - 2.7%
   Lojas Renner ..............................         87,000   $  1,630,009
   Souza Cruz ................................         68,000      1,579,725
                                                                ------------
                                                                   3,209,734
                                                                ------------
CHILE - 2.1%
   Banco Santander Chile ADR .................         52,000      2,479,360
                                                                ------------
CHINA - 6.8%
   China Mobile ..............................        370,000      4,251,671
   PetroChina, Cl H ..........................      2,100,000      3,096,106
   Zhejiang Expressway, Cl H .................        730,000        827,461
                                                                ------------
                                                                   8,175,238
                                                                ------------
CZECH REPUBLIC - 1.9%
   Erste Bank der Oesterreichischen Sparkassen         31,000      2,296,219
                                                                ------------
HONG KONG - 4.8%
   Hang Lung Group ...........................        504,000      2,471,351
   Swire Pacific, Cl A .......................         45,000        509,380
   Swire Pacific, Cl B .......................      1,200,000      2,731,573
                                                                ------------
                                                                   5,712,304
                                                                ------------
HUNGARY - 2.6%
   Danubius Hotel and Spa * ..................          2,039        112,038
   Richter Gedeon GDR ........................         15,000      3,022,500
                                                                ------------
                                                                   3,134,538
                                                                ------------
INDIA - 11.4%
   GlaxoSmithKline Pharmaceuticals ...........         58,760      1,669,612
   Grasim Industries .........................         22,823      1,665,625
   Grasim Industries GDR (A) .................          3,000        223,500
   Hero Honda Motors .........................        125,000      2,068,782
   Housing Development Finance ...............         63,700      3,148,097

THE ADVISORS' INNER CIRCLE FUND II                ABERDEEN EMERGING MARKETS FUND
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED

                                                     SHARES        VALUE
                                                    ---------   ------------
INDIA - CONTINUED
   ICICI Bank ................................         76,000   $  1,723,914
   ICICI Bank ADR ............................          5,000        221,600
   Satyam Computer Services ..................        250,000      2,950,143
                                                                ------------
                                                                  13,671,273
                                                                ------------
INDONESIA - 1.5%
   Astra International .......................        900,000      1,793,932
                                                                ------------
ISRAEL - 3.5%
   Check Point Software Technologies * .......         79,000      1,924,440
   Teva Pharmaceutical Industries ADR ........         55,000      2,311,100
                                                                ------------
                                                                   4,235,540
                                                                ------------
MALAYSIA - 3.2%
   Bumiputra-Commerce Holdings ...............        440,000      1,483,117
   Public Bank ...............................        780,000      2,355,654
                                                                ------------
                                                                   3,838,771
                                                                ------------
MEXICO - 11.0%
   Consorcio ARA .............................      1,100,000      1,604,932
   Fomento Economico Mexicano ADR ............         97,000      3,590,940
   Grupo Aeroportuario del Sureste ADR .......         31,000      1,629,670
   Grupo Financiero Banorte, Cl O ............        695,000      3,142,087
   Organizacion Soriana, Cl B ................        950,000      3,219,474
                                                                  ----------
                                                                  13,187,103
                                                                ------------
PHILIPPINES - 1.9%
   Ayala Land ................................      2,979,600      1,097,283
   Bank of the Philippine Islands ............        780,000      1,113,207
                                                                ------------
                                                                   2,210,490
                                                                ------------
RUSSIA - 2.7%
   LUKOIL ADR ................................         40,000      3,228,400
                                                                ------------
SOUTH AFRICA - 4.6%
   Massmart Holdings .........................        272,000      3,185,173
   Truworths International ...................        455,000      2,304,124
                                                                ------------
                                                                   5,489,297
                                                                ------------

THE ADVISORS' INNER CIRCLE FUND II                ABERDEEN EMERGING MARKETS FUND
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
                                                     SHARES        VALUE
                                                    ---------   ------------
SOUTH KOREA - 3.9%
   Daegu Bank ................................         75,000   $  1,468,970
   Pusan Bank ................................         78,400      1,501,488
   Shinsegae .................................          2,600      1,697,867
                                                                ------------
                                                                   4,668,325
                                                                ------------
TAIWAN - 5.7%
   Fubon Financial Holding ...................      2,434,000      2,252,096
   Taiwan Mobile .............................        930,000      1,101,470
   Taiwan Semiconductor Manufacturing ........      1,763,014      3,462,778
                                                                ------------
                                                                   6,816,344
                                                                ------------
THAILAND - 4.6%
   PTT Exploration & Production ..............        710,000      2,663,155
   Siam Cement ...............................        360,000      2,877,297
                                                                ------------
                                                                   5,540,452
                                                                ------------
TURKEY - 4.6%
   Akbank ....................................        448,000      2,998,165
   Aksigorta .................................        131,000        897,971
   BIM Birlesik Magazalar ....................          8,952        600,340
   Migros Turk ...............................         60,000        979,235
                                                                ------------
                                                                   5,475,711
                                                                ------------
   TOTAL COMMON STOCK
      (Cost $78,100,415) .....................                    95,163,031
                                                                ------------
PREFERRED STOCK - 16.6%
BRAZIL - 11.3%
   Banco Bradesco ADR ........................        112,000      2,916,480
   Cia Vale do Rio Doce ADR ..................        115,000      4,867,950
   Petroleo Brasileiro ADR ...................         70,000      3,909,500
   Ultrapar Participacoes ....................         55,000      1,862,427
                                                                ------------
                                                                  13,556,357
                                                                ------------
SOUTH KOREA - 5.3%
   Hyundai Motor .............................         12,000        583,600
   Samsung Electronics .......................         11,763      5,827,957
                                                                ------------
                                                                   6,411,557
                                                                ------------
   TOTAL PREFERRED STOCK
      (Cost $13,452,128) .....................                    19,967,914
                                                                ------------

THE ADVISORS' INNER CIRCLE FUND II                ABERDEEN EMERGING MARKETS FUND
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.9%
                                                     SHARES        VALUE
                                                    ---------   ------------
   Northern Institutional Diversified
      Assets Portfolio, 5.150% (B)
      (Cost $3,464,726) ......................      3,464,726   $  3,464,726
                                                                ------------
   TOTAL INVESTMENTS - 99.0%
      (Cost $95,017,269)  + ..................                  $118,595,671
                                                                ============


PERCENTAGES ARE BASED ON NET ASSETS OF $119,772,186.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THIS SECURITY WAS $223,500 AND REPRESENTED 0.2% OF NET ASSETS.
(B) DAILY CASH SWEEP VEHICLE. THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
GDR  - GLOBAL DEPOSITARY RECEIPT

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $95,017,269, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $24,703,901 AND $(1,125,499), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                ABERDEEN EMERGING MARKETS FUND
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Fund:

SECURITY VALUATION
--------------------------------------------------------------------------------
Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND II                ABERDEEN EMERGING MARKETS FUND
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Fund that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.



                                                                 AAM-QH-001-0100

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund II


By (Signature and Title)*                  /S/ JAMES F. VOLK
                                           ------------------------
                                           James F. Volk, President

Date:  September 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /S/ JAMES F. VOLK
                                           ------------------------
                                           James F. Volk, President

Date:  September 26, 2007


By (Signature and Title)*                  /S/ MICHAEL LAWSON
                                           ---------------------------
                                           Michael Lawson, Controller
                                           and Chief Financial Officer

Date:  September 26, 2007


* Print the name and title of each signing officer under his or her signature.